                                                  ------------------------------
                                                           OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number: 3235-0006
                                                  Expires: February 28, 1997
                                                  Estimated average burden
                                                  hours per response . . . 24.60
                                                  ------------------------------

                                                  ------------------------------
                                                           SEC USE ONLY
                                                  ------------------------------

                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended DECEMBER 31, 2002.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [0]

GEOCAPITAL, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

825 THIRD AVENUE - 32ND FLOOR              NEW YORK        NY      10022-7519
--------------------------------------------------------------------------------
Business Address               (Street)     (City)      (State)       (Zip)

IRWIN LIEBER                    (212) 486-4455              CHAIRMAN & CIO
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

---------------------------------- ATTENTION -----------------------------------
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 3RD day of JANUARY, 2003.

                                                     IRWIN LIEBER
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
------------------------------------    -------------
1.  IRWIN LIEBER                           28-4421
------------------------------------    -------------
2.  BARRY FINGERHUT                        28-4421
------------------------------------    -------------
3.  AFFILIATED MANAGERS GROUP              28-4421
------------------------------------    -------------
4.
------------------------------------    -------------
5.
------------------------------------    -------------
6.
------------------------------------    -------------
7.
------------------------------------    -------------
8.
------------------------------------    -------------
9.
------------------------------------    -------------
10.
------------------------------------    -------------

                                                                  (SEC USE ONLY)



                                    FORM 13F

Page 2 of 2        Name of Reporting Manager GEOCAPITAL, LLC


                                                                            ITEM 6:
                                                                     INVESTMENT DISCRETION
                                                                    -----------------------
                                                                             (b)
                                                          ITEM 5:          SHARED                                   ITEM 8:
                                              ITEM 4:      SHARES            AS                            VOTING AUTHORITY (SHARES)
                                     ITEM 3:   FAIR       OF PRIN-         DEFINED    (c)      ITEM 7:     -------------------------
     ITEM 1:            ITEM 2:      CUSIP     MARKET      CIPAL    (a)   IN INSTR.  SHARED    MANAGERS    (a)       (b)       (c)
  NAME OF ISSUER    TITLE OF CLASS   NUMBER    VALUE      AMOUNT    SOLE     V       OTHER   SEE INSTR. V  SOLE     SHARED     NONE
------------------  --------------  --------  --------    --------  ----  ---------  ------  ------------  ----     ------     ----

See attached
____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

COLUMN TOTALS

SEC13F.LNS                      GEOCAPITAL, LLC

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/02
                          RUN DATE: 01/02/03 2:19 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   63

FORM 13F INFORMATION TABLE VALUE TOTAL:   $496,013,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                           FORM 13F INFORMATION TABLE

                                AS OF 12/31/02
                                -------------------
                                                                                          VOTING AUTHORITY
                                                                                        --------------------
                                TITLE                 VALUE     SHARES  SH    INVSTMT
NAME OF ISSUER                  OF CLASS    CUSIP    (X1000)   PRN AMT  PRN   DSCRETN   SOLE    SHARED  NONE
--------------                  --------    -----    -------   -------  ---   -------   ----    ------  ----
APOLLO GROUP INC CL A           COM        37604105   16675    378981   SH    DEFINED     0     378981    0
BEA SYS INC                     COM        73325102    9848    858595   SH    DEFINED     0     858595    0
BJ SVCS CO                      COM        55482103   15185    469970   SH    DEFINED     0     469970    0
BROADVISION INC                 COM       111412607     153     44788   SH    DEFINED     0      44788    0
CAL DIVE INTL INC               COM       127914109   19469    828460   SH    DEFINED     0     828460    0
CAREMARK RX INC                 COM       141705103    9257    569640   SH    DEFINED     0     569640    0
CONSOL ENERGY INC               COM       20854P109    6346    367270   SH    DEFINED     0     367270    0
COVANSYS CORP                   COM       22281W103    2723    724672   SH    DEFINED     0     724672    0
CUNO INC                        COM       126583103    8257    249300   SH    DEFINED     0     249300    0
CYPRESS SEMICONDUCTOR CORP      COM       232806109    4710    823410   SH    DEFINED     0     823410    0
DEVRY INC                       COM       251893103   14442    869500   SH    DEFINED     0     869500    0
DIAMONDCLUSTER INTL             COM       25278P106    1569    499700   SH    DEFINED     0     499700    0
DORAL FINL CORP                 COM       25811P100   15793    552208   SH    DEFINED     0     552208    0
DOUBLECLICK INC                 COM       258609304   11794   2083680   SH    DEFINED     0    2083680    0
EVERGREEN RES INC               COM       299900308   25586    570485   SH    DEFINED     0     570485    0
FELCOR LODGING TR INC           COM       31430F101    3499    305834   SH    DEFINED     0     305834    0
FRONTLINE CAPITAL GROUP - WARR  COM       35921N994       0     12205   SH    DEFINED     0      12205    0
HEARTLAND EXPRESS INC           COM       422347104   17867    779833   SH    DEFINED     0     779833    0
HOST MARRIOTT CORP NEW          COM       44107P104    4971    561718   SH    DEFINED     0     561718    0
INFORMATION HOLDINGS, INC.      COM       456727106   11019    710005   SH    DEFINED     0     710005    0
INTEGRATED CIRCUIT SYS INC      COM       45811K208    9583    525085   SH    DEFINED     0     525085    0
INTERNET SEC SYS INC            COM       46060X107    7312    398890   SH    DEFINED     0     398890    0
INTERSIL CORP CL A              COM       46069S109    2116    151800   SH    DEFINED     0     151800    0
INTERWOVEN INC                  COM       46114T102    1253    481800   SH    DEFINED     0     481800    0
IXIA                            COM       45071R109    1103    302200   SH    DEFINED     0     302200    0
KIRBY CORP                      COM       497266106   15716    573800   SH    DEFINED     0     573800    0
LEGATO SYS INC                  COM       524651106    6360   1264415   SH    DEFINED     0    1264415    0
LEGG MASON INC                  COM       524901105   14271    294000   SH    DEFINED     0     294000    0
MACROMEDIA INC                  COM       556100105   10341    970945   SH    DEFINED     0     970945    0
MANUGISTICS GROUP INC           COM       565011103    1488    620100   SH    DEFINED     0     620100    0
MAXTOR CORP                     COM       577729205    5422   1071600   SH    DEFINED     0    1071600    0
MERCURY INTERACTIVE             COM       589405109    7460    251600   SH    DEFINED     0     251600    0

                           FORM 13F INFORMATION TABLE

                                AS OF 12/31/02
                                -------------------
                                                                                          VOTING AUTHORITY
                                                                                        --------------------
                                TITLE                 VALUE     SHARES  SH    INVSTMT
NAME OF ISSUER                  OF CLASS    CUSIP    (X1000)   PRN AMT  PRN   DSCRETN   SOLE    SHARED  NONE
--------------                  --------    -----    -------   -------  ---   -------   ----    ------  ----
MILLER HERMAN INC               COM       600544100   15831    860400   SH    DEFINED     0     860400    0
MILLIPORE CORP                  COM       601073109    4825    141900   SH    DEFINED     0     141900    0
NATIONAL INSTRUMENTS            COM       636518102   11944    367625   SH    DEFINED     0     367625    0
NEUBERGER BERMAN INC            COM       641234109   10851    323995   SH    DEFINED     0     323995    0
OMNICELL INC COM                COM       68213N109     141     53200   SH    DEFINED     0      53200    0
PEOPLESOFT                      COM       712713106    5926    323800   SH    DEFINED     0     323800    0
PRINCETON REVIEW INC            COM       742352107    3425    691900   SH    DEFINED     0     691900    0
PROBUSINESS SERVICES            COM       742674104    6024    602380   SH    DEFINED     0     602380    0
QUEST PRODS CORP                COM       747955102      28   3556434   SH    DEFINED     0    3556434    0
QUEST SOFTWARE                  COM       74834T103    4532    439600   SH    DEFINED     0     439600    0
S1 CORP                         COM       78463B101   11595   2599690   SH    DEFINED     0    2599690    0
SABA SOFTWARE INC               COM       784932105     204    192100   SH    DEFINED     0     192100    0
SCHEIN HENRY INC                COM       806407102   11714    260320   SH    DEFINED     0     260320    0
SEACOR SMIT INC.                COM       811904101   15773    354450   SH    DEFINED     0     354450    0
SILICON VY BANCSHARES           COM       827064106   15057    825060   SH    DEFINED     0     825060    0
SOTHEBY HLDGS INC CL A          COM       835898107    8638    959830   SH    DEFINED     0     959830    0
STEIN MART INC                  COM       858375108    2047    335600   SH    DEFINED     0     335600    0
STONEPATH GROUP INC             COM       861837102      15     10000   SH    DEFINED     0      10000    0
SYCAMORE NETWORKS INC           COM       871206108    2570    889330   SH    DEFINED     0     889330    0
TECHNOLOGY SOLUTION CO.         COM       87872T108     358    328458   SH    DEFINED     0     328458    0
TESSCO TECHNOLOGIES             COM       872386107     731     79000   SH    DEFINED     0      79000    0
TETRA TECHNOLOGIES INC          COM       88162F105    7534    352540   SH    DEFINED     0     352540    0
UNITED NATURAL FOODS INC        COM       911163103    2183     86100   SH    DEFINED     0      86100    0
UNIVERSITY OF PHOENIX ONLINE    COM        37604204   17029    475133   SH    DEFINED     0     475133    0
US CONCRETE INC.                COM       90333L102    2336    427075   SH    DEFINED     0     427075    0
W HLDG CO INC                   COM       929251106    2964    180600   SH    DEFINED     0     180600    0
WATSON WYATT & CO HLDGS CL A    COM       942712100    3624    166600   SH    DEFINED     0     166600    0
WILEY JOHN & SONS INC CL A      COM       968223206   23305    970640   SH    DEFINED     0     970640    0
WR BERKLEY CORP                 COM        84423102   15099    381200   SH    DEFINED     0     381200    0
XM SATELLITE RADIO INC CL A     COM       983759101     664    246700   SH    DEFINED     0     246700    0
YANKEE CANDLE INC               COM       984757104    7458    466100   SH    DEFINED     0     466100    0